Segment Reporting- Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign countries [member]
Disclosure of operating segments [line items]
Percentage of revenues derived from foreign operations	24.00%	19.00%